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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison Covered Call and Equity Strategy Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MCN | September 30, 2014
Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 74.0%
Consumer Discretionary - 18.3%
Amazon.com Inc. * (A)	17,700	$5,707,188
CarMax Inc. * (A)	45,500	2,113,475
CBS Corp., Class B (A)	70,900	3,793,150
Discovery Communications Inc., Class C *	119,200	4,443,776
Home Depot Inc./The (A)	4,700	431,178
Lululemon Athletica Inc. * (A)	60,000	2,520,600
Priceline Group Inc./The * (A)	3,600	4,170,888
Ross Stores Inc. (A)	42,000	3,174,360
Starbucks Corp. (A)	56,500	4,263,490
TJX Cos. Inc./The (A)	40,000	2,366,800

		32,984,905
Consumer Staples - 7.0%
Costco Wholesale Corp. (A)	40,000	5,012,800
General Mills Inc. (A)	75,500	3,808,975
Whole Foods Market Inc. (A)	99,500	3,791,945

		12,613,720
Energy - 8.4%
Apache Corp. (A)	21,000	1,971,270
Baker Hughes Inc. (A)	69,500	4,521,670
Cameron International Corp. * (A)	53,000	3,518,140
Occidental Petroleum Corp. (A)	45,500	4,374,825
Petroleo Brasileiro S.A., ADR (A)	60,000	851,400

		15,237,305
Financials - 5.4%
Morgan Stanley (A)	16,100	556,577
Progressive Corp./The (A)	151,500	3,829,920
State Street Corp. (A)	11,500	846,515
T. Rowe Price Group Inc. (A)	57,500	4,508,000

		9,741,012
Health Care - 3.4%
Baxter International Inc. (A)	29,000	2,081,330
Express Scripts Holding Co. * (A)	58,000	4,096,540

		6,177,870
Industrials - 12.8%
C.H. Robinson Worldwide Inc. (A)	20,000	1,326,400
Danaher Corp. (A)	55,500	4,216,890
FedEx Corp. (A)	13,000	2,098,850
Jacobs Engineering Group Inc. * (A)	94,500	4,613,490
Rockwell Collins Inc. (A)	58,400	4,584,400
Stericycle Inc. * (A)	23,500	2,739,160
United Technologies Corp. (A)	32,300	3,410,880

		22,990,070
Information Technology - 15.2%
Accenture PLC, Class A (A)	52,000	4,228,640
Altera Corp. (A)	95,000	3,399,100
Apple Inc. (A)	31,500	3,173,625

See accompanying Notes to Portfolios of Investments.

MCN | September 30, 2014
Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

eBay Inc. * (A)	114,500	6,484,135
EMC Corp. (A)	43,100	1,261,106
Linear Technology Corp. (A)	63,500	2,818,765
Nuance Communications Inc. * (A)	99,000	1,526,085
QUALCOMM Inc. (A)	61,500	4,598,355

		27,489,811
Materials - 1.2%
Mosaic Co./The (A)	49,800	2,211,618

Telecommunication Service - 2.3%
Verizon Communications Inc. (A)	83,000	4,149,170

Total Common Stocks ( Cost $134,792,364 )		133,595,481
	Contracts
PUT OPTIONS PURCHASED - 1.3%
S&P 500 Index, Put, Oct 2014, $1,985	136	393,720
S&P 500 Index, Put, Nov 2014, $2,005	350	2,024,750

Total Put Options Purchased ( Cost $1,590,486 )		2,418,470
	Shares
INVESTMENT COMPANIES - 9.1%
Powershares QQQ Trust Series 1 (A)	56,000	5,532,240
SPDR Gold Shares *	46,000	5,345,660
SPDR S&P 500 ETF Trust (A)	27,800	5,477,156

Total Investment Companies ( Cost $16,600,533 )		16,355,056
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.5%
U.S. Treasury Bill (B) (C) - 5.5%
0.028%, 2/5/15	$10,000,000	9,999,340

Total U.S. Government and Agency Obligations ( Cost $9,999,012 )		9,999,340
	Shares
SHORT-TERM INVESTMENTS - 11.7%
State Street Institutional U.S. Government Money Market Fund	21,096,027	21,096,027

Total Short-Term Investments ( Cost $21,096,027 )		21,096,027

TOTAL INVESTMENTS - 101.6% ( Cost $184,078,422 )		183,464,374
NET OTHER ASSETS AND LIABILITIES - 0.5%		813,169

TOTAL CALL & PUT OPTIONS WRITTEN - (2.1%)		(3,857,479)

TOTAL NET ASSETS - 100.0%		$180,420,064

* Non-income producing.

See accompanying Notes to Portfolios of Investments.

MCN | September 30, 2014
Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of September 30, 2014, the total amount segregated was $9,999,340.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.
Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Accenture PLC, Class A	120	October 2014	$80.00	$22,200
Accenture PLC, Class A	150	January 2015	80.00	49,500
Accenture PLC, Class A	250	January 2015	82.50	51,250
Altera Corp.	250	October 2014	34.00	46,875
Altera Corp.	250	January 2015	35.00	53,750
Altera Corp.	450	January 2015	36.00	72,000
Amazon.com Inc.	165	October 2014	335.00	39,848
Apache Corp.	210	October 2014	95.00	29,925
Apple Inc.	315	October 2014	97.14	133,875
Baker Hughes Inc.	300	October 2014	70.00	9,150
Baker Hughes Inc.	395	January 2015	70.00	63,200
Baxter International Inc.	160	October 2014	75.00	1,520
Baxter International Inc.	130	January 2015	75.00	11,310
C.H. Robinson Worldwide Inc.	200	November 2014	60.00	141,000
Cameron International Corp.	270	October 2014	75.00	1,350
CarMax Inc.	200	October 2014	50.00	2,000
CarMax Inc.	255	October 2014	52.50	638
CBS Corp., Class B	280	January 2015	55.00	76,300
CBS Corp., Class B	300	January 2015	57.50	57,000
CBS Corp., Class B	40	January 2015	60.00	5,000
CBS Corp., Class B	89	January 2015	62.50	7,120
Costco Wholesale Corp.	250	October 2014	115.00	260,000
Costco Wholesale Corp.	150	October 2014	120.00	86,625
Danaher Corp.	255	January 2015	77.50	66,938
Danaher Corp.	300	January 2015	80.00	50,250
eBay Inc.	385	October 2014	52.50	167,475
eBay Inc.	360	October 2014	55.00	87,120
eBay Inc.	400	January 2015	55.00	156,000
EMC Corp.	431	October 2014	27.00	99,561
Express Scripts Holding Co.	220	October 2014	75.00	2,090
Express Scripts Holding Co.	360	January 2015	75.00	59,940
FedEx Corp.	130	October 2014	150.00	154,050
General Mills Inc.	185	January 2015	55.00	3,792
Home Depot Inc./The	47	October 2014	85.00	33,018
Jacobs Engineering Group Inc.	375	January 2015	55.00	17,812
Linear Technology Corp.	295	October 2014	45.00	23,600
Linear Technology Corp.	200	January 2015	45.00	33,000
Linear Technology Corp.	140	January 2015	46.00	17,500
Lululemon Athletica Inc.	250	October 2014	42.50	23,000
Lululemon Athletica Inc.	350	January 2015	45.00	75,775
Morgan Stanley	131	October 2014	32.00	36,222
Mosaic Co./The	250	January 2015	45.00	39,125
Nuance Communications Inc.	325	October 2014	19.00	1,625
Occidental Petroleum Corp.	455	January 2015	105.00	54,145
Petroleo Brasileiro S.A.	300	October 2014	19.00	2,250
Powershares QQQ Trust Series 1	170	October 2014	97.00	44,285
Powershares QQQ Trust Series 1	390	January 2015	100.00	104,325

See accompanying Notes to Portfolios of Investments.

MCN | September 30, 2014
Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Priceline Group Inc./The	23	October 2014	1,210.00	12,075
Priceline Group Inc./The	13	January 2015	1,225.00	46,085
Progressive Corp./The	750	October 2014	25.00	41,250
QUALCOMM Inc.	250	October 2014	80.00	625
QUALCOMM Inc.	365	January 2015	77.50	62,962
Rockwell Collins Inc.	170	October 2014	80.00	8,075
Rockwell Collins Inc.	414	January 2015	80.00	82,800
Ross Stores Inc.	300	October 2014	70.00	165,000
Ross Stores Inc.	120	January 2015	72.50	60,000
SPDR S&P 500 ETF Trust	278	October 2014	197.00	66,164
Starbucks Corp.	250	October 2014	77.50	8,500
Starbucks Corp.	315	January 2015	77.50	64,890
State Street Corp.	115	January 2015	75.00	28,002
Stericycle Inc.	235	February 2015	120.00	65,800
T. Rowe Price Group Inc.	230	October 2014	80.00	12,650
T. Rowe Price Group Inc.	345	January 2015	80.00	78,487
TJX Cos. Inc./The	400	October 2014	55.00	172,000
United Technologies Corp.	200	January 2015	110.00	33,100
Verizon Communications Inc.	250	October 2014	49.00	27,750
Verizon Communications Inc.	580	January 2015	50.00	70,180
Whole Foods Market Inc.	200	October 2014	40.00	6,900
Whole Foods Market Inc.	300	January 2015	40.00	47,550

Total Call Options Written ( Premiums received $3,843,739 )				$3,735,179
Put Options Written

Cameron International Corp.	195	November 2014	67.50	64,350
Priceline Group Inc./The	19	October 2014	1,175.00	57,950

Total Put Options Written ( Premiums received $156,473 )				122,300

Total Value of Options Written ( Premiums received $4,000,212 )				$3,857,479

See accompanying Notes to Portfolios of Investments.

MCN | September 30, 2014
Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Covered Call & Equity Strategy Fund (the “Fund”) values securities traded on a national securities exchange at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”), which are valued at the NASDAQ official closing price ("NOCP"), and options, which are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities, are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their Net Asset Value (“NAV”). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments

•
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between classification levels during the period ended September 30, 2014. As of and during the period ended September 30, 2014, the Fund did not hold securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund's investments carried at fair value (please see the Portfolio of Investments for a listing of all securities within each category):

MCN | September 30, 2014
Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

Description	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	9/30/14
Assets:
Common Stocks	$133,595,481	$–	$–	$133,595,481
Put Options Purchased	2,418,470	–	–	2,418,470
Investment Companies	16,355,056	–	–	16,355,056
U.S. Government and Agency Obligations	–	9,999,340	–	9,999,340
Short-Term Investments	21,096,027	–	–	21,096,027
	$173,465,034	$9,999,340	$–	$183,464,374
Liabilities:
Options Written	$3,857,479	$–	$–	$3,857,479

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund used derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

	Asset Derivatives Fair Value		Liability Derivatives Fair Value
Derivatives not accounted for as hedging instruments		Derivatives not accounted for as hedging instruments
Equity contracts	$ -	Options Written	$3,857,479

3. Discussion of Risks: Please see the Fund’s prospectus for a complete discussion of risks associated with investing in the Fund.

Equity Risk. The value of the securities held by the Fund may decline due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Option Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

Foreign Investment Risk. Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risks, as well as lower market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Mid Cap Company Risk. Mid-cap companies often are newer or less established companies than larger companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the

MCN | September 30, 2014
Madison Covered Call & Equity Strategy Fund Notes to Portfolio of Investments (unaudited)

management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Industry Concentration Risk. To the extent that the Fund makes substantial investments in a single industry, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Fund Distribution Risk. In order to make regular quarterly distributions on its common shares, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. In addition, the Fund’s ability to make distributions more frequently than annually from any net realized capital gains by the Fund is subject to the Fund obtaining exemptive relief from the Securities and Exchange Commission, which cannot be assured. To the extent the total quarterly distributions for a year exceed the Fund’s net investment company income and net realized capital gain for that year, the excess will generally constitute a return of the Fund’s capital to its common shareholders. Such return of capital distributions generally are tax-free up to the amount of a common shareholder’s tax basis in the common shares (generally, the amount paid for the common shares). In addition, such excess distributions will decrease the Fund’s total assets and may increase the Fund’s expense ratio.

Financial Leverage Risk. The Fund is authorized to utilize leverage through the issuance of preferred shares and/or the Fund may borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Although the use of any financial leverage by the Fund may create an opportunity for increased net income, gains and capital appreciation for common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the Fund’s return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the Fund will be less than if financial leverage had not been used. Financial leverage also increases the likelihood of greater volatility of the NAV and market price of, and dividends on, the common shares than a comparable portfolio without leverage. The Fund did not engage in leverage during the period covered by this report.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Fund’s portfolio. Financial market conditions, as well as various social and political tensions in the United States and around the world, have contributed to increased market volatility and may have long-term effects on the United States and worldwide financial markets and cause further economic uncertainties or deterioration in the United States and worldwide. The Fund‘s Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States and global economies and securities markets.

Additional Risks. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Fund.

MCN | September 30, 2014
Madison Covered Call & Equity Strategy Fund

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

MCN | September 30, 2014
Madison Covered Call & Equity Strategy Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Covered Call and Equity Strategy Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date:  November 24, 2014

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: November 24, 2014